Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 18 — Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company has entered   into 8 non-cancellable operating lease agreements. The Company’s operating   lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms is 1 year as of December 31, 2023. Pursuant to requirements under ASC 842, the Company recognized right of use (“ROU”) assets and lease liabilities for operating leases at their commencement date, based on the present value of future minimum rental payments and a weighted average discount rate of 7%, which was determined using an incremental borrowing rate with similar term in the PRC. As of December 31, 2022 and December 31, 2023, the Company’s ROU assets were RMB 1,478,975 and RMB 538,987 (USD 76,099), respectively. Lease liabilities as of December 31, 2022 and December 31, 2023 were RMB 1,432,595 and RMB 432,474 (USD 61,061), respectively.

Lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. For the years ended December 31, 2021, December 31, 2022 and December 31, 2023, total lease expenses were RMB 4,672,111, RMB 4,225,631 and RMB 1,431,155 (USD 203,096).

The maturity of the Company’s lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount		Operating Lease Amount
	RMB		USD
2023	447,365	*	63,163
2024	-		-
2025	-		-
2026	-		-
2027	-		-
Total lease payments	447,365		63,163
Less: Interest	(14,891)		(2,102)
Present value of lease liabilities	432,474		61,061

*	Include the operating leases with a term less than one year.